Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 160,395,000	$ 83,347,000
Term deposits		55,000,000
Accounts receivable	160,000	628,000
Investments		718,000
Prepaid expenses	287,000	181,000
TOTAL CURRENT ASSETS	160,842,000	139,874,000
INVESTMENTS	3,096,000
EQUIPMENT	47,000	54,000
INVESTMENT IN ASSOCIATE	57,074,000	37,312,000
EXPLORATION AND EVALUATION ASSETS	1,433,000
TOTAL ASSETS	222,492,000	177,240,000
LIABILITIES
Trade and other payables	936,000	733,000
COMMITMENTS AND CONTINGENCIES
DEFERRED INCOME TAXES	1,317,000	589,000
TOTAL LIABILITIES	2,253,000	1,322,000
EQUITY
Share capital	392,554,000	343,654,000
Equity reserve	17,719,000	16,133,000
Accumulated other comprehensive income	1,214,000	882,000
Deficit	(191,248,000)	(184,751,000)
TOTAL EQUITY	220,239,000	175,918,000
TOTAL LIABILITIES AND EQUITY	$ 222,492,000	$ 177,240,000